Acquisition of King's Gaming Promotion Limited (Details 5) (Kings Gaming [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Kings Gaming [Member]
Revenues	$ 145,392,594	$ 73,291,510	$ 55,684,509
Expenses	106,176,729	59,517,603	39,020,641
Pro Forma Net Income Attributable To Ordinary Shareholders	$ 39,215,865	$ 13,773,907	$ 16,663,868
Pro Forma Net Income Per Share
Basic (in dollars per share)	$ 2.53	$ 1.16	$ 1.41
Diluted (in dollars per share)	$ 2.08	$ 1.16	$ 1.41
Weighted average shares outstanding
Basic (in share)	15,488,367	11,850,000	11,850,000
Diluted (in share)	18,882,214	11,850,000	11,850,000